Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Feb. 19, 2025	Dec. 31, 2024
Goodwill [Abstract]
Goodwill	$ 4,235	$ 4,235
Goodwill impairment